DEFERRED TAX ASSETS AND INCOME TAXES - Pretax income (loss) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2014 CNY	Sep. 30, 2014 CNY	Jun. 30, 2014 CNY	Mar. 31, 2014 CNY	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 British Virgin Islands USD ($)	Dec. 31, 2014 British Virgin Islands CNY	Dec. 31, 2013 British Virgin Islands CNY	Dec. 31, 2012 British Virgin Islands USD ($)	Dec. 31, 2014 United States of America USD ($)	Dec. 31, 2014 United States of America CNY	Dec. 31, 2013 United States of America CNY	Dec. 31, 2012 United States of America CNY	Dec. 31, 2014 The People's Republic of China USD ($)	Dec. 31, 2014 The People's Republic of China CNY	Dec. 31, 2013 The People's Republic of China CNY	Dec. 31, 2012 The People's Republic of China CNY
Income (Loss) Before Income Taxes [Line Items]
Income before income taxes	26,957,036	26,146,348	32,364,810	9,289,887	24,920,607	43,283,357	27,246,301	7,170,983	$ 18,306,000	111,809,000	119,200,000	102,856,000	$ (2,446,000)	(14,939,000)	(5,886,000)	$ (6,592,000)	$ (300,000)	(1,833,000)	(528,000)	3,171,000	$ 21,052,000	128,581,000	125,614,000	106,277,000